SEMI-ANNUAL REPORT
AUL AMERICAN INDIVIDUAL UNIT TRUST
JUNE 30,2000

This report and the financial statements contained herein are for the general information of the Participants. The Report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of AUL American Series Fund,Inc and AUL American Individual Unit Trust, which contains further information concerning the sales charge, expenses and other pertinent information.

A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.


To Participants in AUL American Individual Unit Trust
Recent evidence suggests the growth rate of the U.S. economy is finally moderating as consumer spending and residential real estate activity slowed during the second quarter. Although second quarter GDP rose at a 5.2% annualized rate, many economists believe economic growth during the second half of this year will slow to a more moderate 3.5% to 4.0% rate, well within the Federal Reserve's estimate of the non-inflationary growth potential for our economy. Federal Reserve intervention is a primary factor contributing to this slowdown. Fearing that inflationary pressures were mounting, Fed officials raised the Federal Funds rate by 175 basis points during the past twelve months. The goal was to orchestrate a "soft landing" by slowing growth just enough to cut off inflationary pressures while keeping unemployment stable.

During the first half of 2000, the equity market resembled a roller coaster ride as investors rotated repeatedly between "New Economy" stocks (primarily technology and growth companies) and "Old Economy" stocks (economically sensitive, value companies). The NASDAQ Composite, an index that is heavily weighted in technology companies, experienced extremely volatile returns during the first half of the year. Investors poured a great deal of money into technology stocks, pushing this index up 24% from the beginning of the year to its peak on March 10. The NASDAQ subsequently experienced a dramatic sell-off during April and May and although a recovery occurred in late May, this index still reported negative investment returns for the first six months of the year.

The S&P 500 and the Dow Jones Industrial Average, two other commonly quoted equity benchmarks, also experienced negative returns during the first half of the year.

Treasuries were the best performing sector of the bond market, outpacing corporate bonds and mortgage-backed securities by a wide margin. The huge federal government surplus has drastically reduced the supply of Treasuries. Government buy backs of existing long Treasury issues helped boost thirty-year Treasuries returns to 9.8% in the first half of the year, well ahead of the 4.0% return for the Lehman Aggregate Bond Index as well as the returns of major stock indices.

The late 1990s handsomely rewarded equity investors. Based on this experience, many investors now consider 20% annual returns to be "normal." Since major equity indices were still in negative territory for the first half of the year, the equity market may have trouble repeating this remarkable performance in the current year.

Signs of a slowing economy have raised the hopes of many bond investors that the Federal Reserve Bank has won the battle against inflation, eliminating the need for further short-term interest rate increases. The question remains, however, whether inflation has truly been suppressed given the low 4% unemployment rate in the U.S., higher energy prices, and mounting global economic strength.

In closing, American United Life remains committed to serving your investment needs. We appreciate your continued confidence and support.

/s/ R. Stephen Radcliffe
R. Stephen Radcliffe
Chairman of the Board of Directors and President
Indianapolis, Indiana
July 31, 2000

(This page is intentionally blank.)
                                       2

                       AUL American Individual Unit Trust
                            STATEMENTS OF NET ASSETS
                                  June 30,2000
                                  (unaudited)


                                                  AUL American Series Fund                                        Fidelity

                                                                                                   Tactical Asset
                               Equity             Money Market     Bond             Managed        Allocation     High Income



Assets:
  Investments at value         $  6,797,689       $  6,709,117     $ 5,128,827      $ 6,206,740    $ 2,582,644    $ 4,997,522



Net assets                     $  6,797,689       $  6,709,117     $ 5,128,827      $ 6,206,740    $ 2,582,644    $ 4,997,522



Units outstanding                   768,434          5,477,763         749,794          764,123        372,973        673,515



Accumulation unit value        $       8.85       $       1.22     $      6.84      $      8.12    $      6.92    $      7.42







                                                                   Fidelity

                               Growth             Overseas         Asset Manager    Index 500      Equity-Income  Contrafund



Assets:
  Investments at value         $ 40,857,060       $  3,870,916     $22,755,035      $48,424,091    $12,518,276    $27,191,819



Net assets                     $ 40,857,060       $  3,870,916     $22,755,035      $48,424,091    $12,518,276    $27,191,819



Units outstanding                 2,252,512            398,967       2,431,766        3,005,992      1,310,779       1,987,626



Accumulation unit value        $      18.14       $       9.70     $      9.36      $     16.11    $      9.55    $     13.68



        The accompanying notes are an integral part of the financial statements.
                                       3

                       AUL American Individual Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                            June 30,2000 (unaudited)


                               American Century                    Alger            Calvert        T. Rowe Price

                               VP Capital         VP               American         Social Mid Cap
                               Appreciation       International    Growth           Growth         Equity Income


Assets:
  Investments at value         $  2,358,701       $  9,601,115     $56,058,938      $ 4,284,741    $20,370,532



Net assets                     $  2,358,701       $  9,601,115     $56,058,938      $ 4,284,741    $20,370,532



Units outstanding                   220,011            761,945       3,381,214          355,136      2,113,247



Accumulation unit value        $      10.72       $      12.60     $     16.58      $     12.06    $      9.64





                               PBHG

                                                  Technology &
                               Growth II          Communications


Assets:
  Investments at value         $  4,112,881       $ 20,590,179



Net assets                     $  4,112,881       $ 20,590,179



Units outstanding                   309,166            796,058



Accumulation unit value        $      13.30       $      25.86



 The  accompanying  notes are an integral part of the financial  statements.
                                       4

                       AUL American Individual Unit Trust
                            STATEMENTS OF OPERATIONS
                       for six months ended June 30, 2000
                                   (unaudited)


                                                  AUL American Series Fund                                        Fidelity

                                                                                                   Tactical Asset
                               Equity             Money Market     Bond             Managed        Allocation     High Income



Investment income:
  Dividend income              $          -       $    214,896     $    15,766      $         -    $    81,808    $   386,085
  Mortality & expense
   charges                           47,946             49,911          33,632           43,326         19,646         33,283

  Net investment
   income (loss)                    (47,946)           164,985         (17,866)         (43,326)        62,162        352,802


Gain (loss) on investments:
  Net realized gain (loss)         (975,195)                 -        (152,667)        (651,835)       (97,492)      (209,638)
  Net change in unrealized
   appreciation (depreciation)       518,346             3,261          320,160         538,797          10,269      (439,048)

   Net gain (loss)                 (456,849)             3,261          167,493        (113,038)       (87,223)      (648,686)


  Increase (decrease) in
  net assets from operations$      (504,795)      $  168,246       $  149,627       $  (156,364)   $  (25,061)    $ (295,884)





                                                  Fidelity

                               Growth             Overseas         Asset Manager    Index 500      Equity-Income  Contrafund



Investment income:
  Dividend income              $  4,046,700       $    415,996     $ 2,584,433      $   705,267    $ 1,203,170    $ 3,562,038
  Mortality & expense
  charges                           240,573             24,836         145,154          297,753         82,386        169,638

  Net investment
   income (loss)                  3,806,127            391,160       2,439,279          407,514      1,120,784      3,392,400


Gain (loss) on investments:
   Net realized gain (loss)         598,110             81,371         155,853        1,316,728         33,689        691,366
  Net change in unrealized
   appreciation (depreciation)  (2,706,647)           (681,923)     (2,918,042)      (2,302,321)    (1,791,043)    (4,612,059)

   Net gain (loss)              (2,108,537)           (600,552)     (2,762,189)        (985,593)    (1,757,354)    (3,920,693)


  Increase (decrease) in
  net assets from operations   $  1,697,590       $   (209,392)    $  (322,910)     $  (578,079)   $  (636,570)   $  (528,293)



 The  accompanying  notes are an integral part of the financial  statements.

                       AUL American Individual Unit Trust
                       STATEMENTS OF OPERATIONS continued)
                       for six months ended June 30, 2000
                                   (unaudited)



                               American Century                    Alger            Calvert        T. Rowe Price

                               VP Capital         VP               American         Social Mid Cap
                               Appreciation       International    Growth           Growth         Equity Income


Investment income:
  Dividend income              $     66,685       $    154,454     $ 7,121,630      $         -    $   559,262
  Mortality & expense
   charges                           13,908             54,081         337,286           24,742        138,690

  Net investment
   income (loss)                     52,777            100,373       6,784,344         (24,742)        420,572


Gain (loss) on investments:
  Net realized gain (loss)           37,916             65,593         971,889          72,277        (238,492)
  Net change in unrealized
   appreciation (depreciation)      250,440         (1,001,897)     (6,278,914)        364,955      (1,428,920)

  Net gain (loss)                   288,356           (936,304)     (5,307,025)        437,232      (1,667,412)


  Increase (decrease) in
  net assets from operations$       341,133       $   (835,931)    $ 1,477,319      $   412,490    $(1,246,840)






                               PBHG

                                                  Technology &
                               Growth II          Communications


Investment income:
  Dividend income              $          -       $          -
  Mortality & expense
   charges                           20,183            117,178

  Net investment
   income (loss)                    (20,183)          (117,178)


Gain (loss) on investments:
  Net realized gain (loss)           864,507          2,447,539
  Net change in unrealized
   appreciation (depreciation)      (428,672)          (997,114)

  Net gain (loss)                    435,835          1,450,425


  Increase (decrease) in
  net assets from operations   $    415,652       $  1,333,247


        The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
STATEMENTS OF CHANGES IN NET ASSETS



                                                                   AUL American Series Fund

                               Equity                              Money Market                    Bond

                               Six months         Year             Six months       Year           Six months     Year
                               ended 6/30/00      ended            ended 6/30/00    ended          ended 6/30/00  ended
                               (unaudited)        12/31/99         (unaudited)      12/31/99       (unaudited)    12/31/99


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                      $    (47,946)      $  1,810,973     $  164,985       $  310,340     $  (17,866)    $278,704
  Net realized gain (loss)         (975,195)           522,698              -                -       (152,667)     (63,609)
  Net change in unrealized
   appreciation
     (depreciation)                  518,346        (2,503,880)         3,261                -         320,160    (389,764)

Increase (decrease)
  in net assets from
  operations                       (504,795)          (170,209)       168,246          310,340         149,627    (174,669)

Contract owner transactions:
  Proceeds from units sold           237,352          1,135,734     10,299,212       25,892,227         443,232    3,358,754
  Cost of units redeemed          (2,652,256)       (3,294,461)    (17,295,332)     (21,947,085)     (1,731,241)  (3,285,629)

      Increase (decrease)         (2,414,904)       (2,158,727)     (6,996,120)        3,945,142     (1,288,009)      73,125


Net increase (decrease)           (2,919,699)        (2,328,936)    (6,827,874)        4,255,482     (1,138,382)    (101,544)
Net assets, beginning              9,717,388         12,046,324     13,536,991         9,281,509      6,267,209     6,368,753

Net assets, ending             $  6,797,689       $  9,717,388     $ 6,709,117      $13,536,991    $ 5,128,827    $ 6,267,209


Units sold                           26,774            118,150       8,522,681       21,924,159         66,271        499,329
Units redeemed                    (309,197)           (343,998)    (14,335,177)     (18,636,281)      (260,009)      (492,203)


Net increase (decrease)           (282,423)           (225,848)    (5,812,496)        3,287,878       (193,738)         7,126
Units outstanding, beginning     1,050,857           1,276,705      11,290,259        8,002,381        943,532        936,406

Units outstanding, ending          768,434           1,050,857       5,477,763       11,290,259        749,794        943,532



        The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                   AUL American Series Fund                       Fidelity

                               Managed                             Tactical Asset Allocation       High Income

                               Six months         Year             Six months       Year           Six months     Year
                               ended 6/30/00      ended            ended 6/30/00    ended          ended 6/30/00  ended
                               (unaudited)        12/31/99         (unaudited)      12/31/99       (unaudited)    12/31/99


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                      $    (43,326)      $  1,154,316     $  62,162        $  63,739      $  352,802     $  473,022
  Net realized gain (loss)         (651,835)           313,554       (97,492)         111,566        (209,638)      (313,235)
  Net change in unrealized
   appreciation
     (depreciation)                  538,797        (1,654,334)       10,269         (343,220)       (439,048)       222,922

Increase (decrease)
  in net assets from
  operations                        (156,364)         (186,464)       (25,061)       (167,915)       (295,884)       382,709

Contract owner transactions:
  Proceeds from units sold           275,474         1,713,443        105,237          482,336         582,012     1,775,315
  Cost of units redeemed          (2,625,161)       (2,863,360)    (1,175,723)      (1,573,004)     (1,293,449)   (1,810,647)

      Increase (decrease)         (2,349,687)       (1,149,917)    (1,070,486)      (1,090,668)       (711,437)      (35,332)


Net increase (decrease)           (2,506,051)       (1,336,381)    (1,095,547)       (1,258,583)    (1,007,321)       347,377
Net assets, beginning              8,712,791        10,049,172      3,678,191         4,936,774      6,004,843      5,657,466

Net assets, ending             $  6,206,740       $  8,712,791     $ 2,582,644      $ 3,678,191    $ 4,997,522    $ 6,004,843


Units sold                           34,452            203,508          15,237           65,902         76,489        230,397
Units redeemed                     (333,327)          (342,921)       (167,883)        (215,647)      (168,266)      (235,235)


Net increase (decrease)            (298,875)          (139,413)        (152,646)       (149,745)       (91,777)        (4,838)
Units outstanding, beginning      1,062,998          1,202,411          525,619         675,364        765,292        770,130

Units outstanding, ending           764,123          1,062,998          372,973         525,619        673,515        765,292




The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                                   Fidelity

                               Growth                              Overseas                        Asset Manager

                               Six months         Year             Six months       Year           Six months     Year
                               ended 6/30/00      ended            ended 6/30/00    ended          ended 6/30/00  ended
                               (unaudited)        12/31/99         (unaudited)      12/31/99       (unaudited)    12/31/99


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                      $  3,806,127       $  2,228,794     $   391,160      $    55,122    $ 2,439,279    $ 1,243,065
  Net realized gain (loss)          598,110          1,493,369          81,371           52,349        155,853        347,542
  Net change in unrealized
   appreciation
     (depreciation)              (2,706,647)         5,478,228        (681,923)         839,894     (2,918,042)       584,101

Increase (decrease)
  in net assets from
  operations                       1,697,590         9,200,391        (209,392)         947,365       (322,910)     2,174,708

Contract owner transactions:
  Proceeds from units sold         7,085,624         9,896,185       1,238,292          875,961       1,812,545     7,085,395
  Cost of units redeemed          (3,498,668)       (5,529,443)       (619,564)        (435,824)     (3,360,331)   (4,778,014)

      Increase (decrease)          3,586,956         4,366,742         618,728          440,137      (1,547,786)    2,307,381


Net increase (decrease)            5,284,546        13,567,133         409,336        1,387,502      (1,870,696)     4,482,089
Net assets, beginning             35,572,514        22,005,381       3,461,580        2,074,078      24,625,731     20,143,642

Net assets, ending             $ 40,857,060       $ 35,572,514     $ 3,870,916      $ 3,461,580    $22,755,035    $24,625,731


Units sold                          401,409            696,978         124,800          105,207         193,125        799,887
Units redeemed                     (197,527)          (368,375)        (62,441)         (52,662)       (358,740)      (533,393)


Net increase (decrease)             203,882            328,603          62,359           52,545        (165,615)       266,494
Units outstanding, beginning      2,048,630          1,720,027         336,608          284,063       2,597,381      2,330,887

Units outstanding, ending         2,252,512          2,048,630         398,967          336,608       2,431,766      2,597,381




The  accompanying  notes are an integral  part of the financial  statements.



                       AUL American Individual Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)




                                                                        Fidelity

                               Index 500                           Equity-Income                   Contrafund

                               Six months         Year             Six months       Year           Six months     Year
                               ended 6/30/00      ended            ended 6/30/00    ended          ended 6/30/00  ended
                               (unaudited)        12/31/99         (unaudited)      12/31/99       (unaudited)    12/31/99


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                      $    407,514       $     61,787     $ 1,120,784      $   495,157    $ 3,392,400    $   554,940
  Net realized gain (loss)        1,316,728          2,652,341          33,689          615,178        691,366      1,852,683
  Net change in unrealized
   appreciation
     (depreciation)              (2,302,321)         4,907,922      (1,791,043)        (404,345)    (4,612,059)     2,660,686

Increase (decrease)
  in net assets from
  operations                       (578,079)         7,622,050        (636,570)         705,990       (528,293)     5,068,309

Contract owner transactions:
  Proceeds from units sold        5,834,256         15,268,187         934,183        3,588,829      4,012,683      9,233,005
  Cost of units redeemed         (6,062,414)        (9,437,856)     (3,048,781)      (3,386,311)    (3,802,029)    (6,144,229)

      Increase (decrease)          (228,158)         5,830,331      (2,114,598)         202,518        210,654      3,088,776


Net increase (decrease)            (806,237)        13,452,381      (2,751,168)         908,508       (317,639)     8,157,085
Net assets, beginning            49,230,328         35,777,947      15,269,444       14,360,936     27,509,458     19,352,373

Net assets, ending             $ 48,424,091       $ 49,230,328     $12,518,276      $15,269,444    $27,191,819    $27,509,458


Units sold                          368,221          1,048,649          98,008          362,499        285,913        763,384
Units redeemed                     (381,668)          (640,606)       (333,645)        (343,238)      (270,446)      (493,583)


Net increase (decrease)             (13,447)           408,043        (235,637)          19,261         15,467        269,801
Units outstanding, beginning      3,019,439          2,611,396       1,546,416        1,527,155      1,972,159      1,702,358

Units outstanding, ending         3,005,992          3,019,439       1,310,779        1,546,416      1,987,626      1,972,159



The accompanying notes are an integral part of the financial statements.
                                       10

                       AUL American Individual Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)



                               American Century                                     Alger

                               VP Capital Appreciation             VP International                American Growth

                               Six months         Year             Six months       Year           Six months     Year
                               ended 6/30/00      ended            ended 6/30/00    ended          ended 6/30/00  ended
                               (unaudited)        12/31/99         (unaudited)      12/31/99       (unaudited)    12/31/99


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                      $     52,777       $    (22,543)    $  100,373       $   (54,602)   $ 6,784,344    $ 3,160,915
  Net realized gain (loss)           37,916            (15,521)        65,593           131,619        971,889      2,664,688
  Net change in unrealized
   appreciation
     (depreciation)                 250,440             912,179    (1,001,897)        2,349,083     (6,278,914)     6,044,231

Increase (decrease)
  in net assets from
  operations                        341,133             874,115      (835,931)        2,426,100      1,477,319     11,869,834

Contract owner transactions:
  Proceeds from units sold           29,831             193,519     4,835,656           802,451      8,959,478     17,308,495
  Cost of units redeemed            (82,523)           (739,318)     (665,524)         (764,616)    (4,825,682)    (8,948,808)

      Increase (decrease)           (52,692)           (545,799)    4,170,132            37,835      4,133,796      8,359,687


Net increase (decrease)             288,441             328,316     3,334,201         2,463,935      5,611,115     20,229,521
Net assets, beginning             2,070,260           1,741,944     6,266,914         3,802,979     50,447,823     30,218,302

Net assets, ending             $  2,358,701       $  2,070,260     $ 9,601,115      $ 6,266,914    $56,058,938    $50,447,823


Units sold                            2,773             31,792         348,522           89,166        545,784      1,286,848
Units redeemed                       (8,053)          (114,486)        (51,128)         (81,568)      (293,979)      (633,352)


Net increase (decrease)              (5,280)           (82,694)        297,394            7,598        251,805        653,496
Units outstanding, beginning        225,291            307,985         464,551          456,953      3,129,409      2,475,913

Units outstanding, ending           220,011            225,291         761,945          464,551      3,381,214      3,129,409



The accompanying notes are an integral part of the financial statements.
                                       11

                       AUL American Individual Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)




                               Calvert                             T. Rowe Price                   PBHG

                               Social Mid Cap Growth               Equity Income                   Growth II

                               Six months         Year             Six months       Year           Six months     Year
                               ended 6/30/00      ended            ended 6/30/00    ended          ended 6/30/00  ended
                               (unaudited)        12/31/99         (unaudited)      12/31/99       (unaudited)    12/31/99


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                      $    (24,742)      $  268,178       $  420,572       $  1,366,491   $  (20,183)    $  (12,451)
  Net realized gain (loss)           72,277          167,140         (238,492)         1,331,882      864,507         60,238
  Net change in unrealized
   appreciation
     (depreciation)                 364,955         (207,895)      (1,428,920)        (2,103,050)    (428,672)       809,043

Increase (decrease)
  in net assets from
  operations                        412,490          227,423       (1,246,840)           595,323      415,652        856,830

Contract owner transactions:
  Proceeds from units sold          365,381        1,053,892        3,189,915          5,732,295    3,548,922        772,820
  Cost of units redeemed           (584,499)        (740,238)      (8,693,183)        (7,240,898)  (1,923,127)      (200,596)

      Increase (decrease)          (219,118)         313,654       (5,503,268)        (1,508,603)   1,625,795        572,224


Net increase (decrease)             193,372          541,077       (6,750,108)          (913,280)   2,041,447      1,429,054
Net assets, beginning             4,091,369        3,550,292       27,120,640         28,033,920    2,071,434        642,380

Net assets, ending             $  4,284,741       $  4,091,369     $20,370,532      $27,120,640    $ 4,112,881    $ 2,071,434


Units sold                           33,686            104,422         329,046          560,658        272,808         97,149
Units redeemed                      (54,279)           (73,082)       (935,024)        (720,387)      (149,469)       (24,127)


Net increase (decrease)             (20,593)            31,340        (605,978)        (159,729)       123,339         73,022
Units outstanding, beginning        375,729            344,389       2,719,225        2,878,954        185,827        112,805

Units outstanding, ending           355,136            375,729       2,113,247        2,719,225        309,166        185,827



The accompanying notes are an integral part of the financial statements.
                                       12

                       AUL American Individual Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)



                               PBHG

                               Technology & Communications

                               Six months         Year
                               ended 6/30/00      ended
                               (unaudited)        12/31/99


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                      $   (117,178)      $  (54,228)
  Net realized gain (loss)        2,447,539        1,130,910
  Net change in unrealized
   appreciation
     (depreciation)                (997,114)       6,644,999

Increase (decrease)
  in net assets from
  operations                      1,333,247        7,721,681

Contract owner transactions:
Proceeds from units sold         11,904,810        6,991,981
Cost of units redeemed           (5,663,735)      (2,821,442)

      Increase (decrease)         6,241,075        4,170,539


Net increase (decrease)           7,574,322       11,892,220
Net assets, beginning            13,015,857        1,123,637

Net assets, ending             $ 20,590,179       $ 13,015,857


Units sold                          445,268            643,527
Units redeemed                     (233,960)          (225,484)


Net increase (decrease)             211,308            418,043
Units outstanding, beginning        584,750            166,707

Units outstanding, ending           796,058            584,750



The accompanying notes are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
1. Summary of Significant Accounting Policies
   The AUL American Individual Unit Trust (Variable Account) was established by American United Life Insurance Company(R) (AUL) on April 14, 1994, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account for individual annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series Fund), Fidelity Variable Insurance Products Fund (Equity-Income, Growth, High Income, Overseas) and Fidelity Variable Insurance Products Fund II(Asset Manager, Contrafund, Index 500) (Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series (Calvert), T. Rowe Price Equity Series, Inc. (T. Rowe Price), and PBHG Insurance Series Fund, Inc. (PBHG).
   Security Valuation Transactions and Related Income
   The market value of investments are based on the closing bid prices at June 30, 2000. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Mortality and Expense Risks Charges AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the six months ended June 30, 2000 and the year ended December 31, 1999 were $1,894,151 and $3,317,824, respectively.
   Taxes
   Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the
   Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed. Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Account Charges
   AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities. AUL deducts an annual administrative charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation period but is waived if the contract value exceeds $50,000 on the contract anniversary date. The charges incurred during the six months ended June 30, 2000 were $144,760. AUL may assess a withdrawal charge on withdrawals that exceed 12% of the contract value at the time of the first withdrawal in a contract year. However, the contract owner has a right to a full refund of the contributions made under the contract for any reason within ten days of original contract purchase. If a particular state allows a longer "free look" period, then such state law will be followed. The amount of the withdrawal charge depends upon the type of contract and the length of time the contract has existed, as follows:
          Flexible Premium Contract           One Year Flexible Premium Contract

     Contract Year    Withdrawal Charge       Contract Year    Withdrawal Charge

                 1                10%                    1                 7%
                 2                 9%                    2                 6%
                 3                 8%                    3                 5%
                 4                 7%                    4                 4%
                 5                 6%                    5                 3%
                 6                 5%                    6                 2%
                 7                 4%                    7                 1%
                 8                 3%                    8                 0%
                 9                 2%
                10                 1%
                11                 0%
The aggregate withdrawal charges will not exceed 8.5% of the total premiums paid on a Flexible Premium Contract or 8% of the total premiums paid on a One Year Flexible Premium Contract.
                                       14

3. Accumulation Unit Value
   The change in the Accumulation Unit Value per unit for the six months ended June 30, 2000, is:



                               6/30/00            12/31/99         Change

   AUL American Series Fund:
         Equity                $  8.847313        $  9.247989      -4.3%
         Money Market             1.224799           1.198719       2.2%
         Bond                     6.838998           6.641018       3.0%
         Managed                  8.123307           8.196934      -0.9%
         Tactical Asset
         Allocation               6.924588           6.997700      -1.0%
   Fidelity:
         High Income              7.419868           7.846311      -5.4%
         Growth                  18.138345          17.363923       4.5%
         Overseas                 9.702545          10.284116      -5.7%
         Asset Manager            9.357950           9.481331      -1.3%
         Index 500               16.110491          16.305704      -1.2%
         Equity Income            9.551604           9.874671      -3.3%
         Contrafund              13.680919          13.949322      -1.9%
   American Century:
         VP Capital
           Appreciation          10.724343           9.192207      16.7%
         VP International        12.600860          13.490516      -6.6%
   Alger:
         American Growth         16.577911          16.118835       2.8%
   Calvert:
         Social Mid Cap
           Growth                12.064302          10.888464      10.8%
   T. Rowe Price:
         Equity Income            9.640162           9.973846      -3.3%
   PBHG:
         Growth II               13.302942          11.146816      19.3%
         Technology &
         Communications          25.863570          22.256574      16.2%




4. Cost of Investments
   The cost of investments at June 30, 2000, is:

   AUL American Series Fund:
     Equity           $    8,628,448
     Money Market          6,705,856
     Bond                  5,299,861
     Managed               7,315,012
     Tactical Asset
       Allocation          2,853,652
   Fidelity:
     High Income           5,745,001
     Growth               32,519,499
     Overseas              3,660,582
     Asset Manager        23,396,283
         Fidelity (continued):
     Index 500        $   37,873,655
     Equity Income        13,252,631
     Contrafund           25,050,949
   American Century:
     VP Capital
       Appreciation        1,354,462
     VP International      8,100,927
   Alger:
     American Growth      49,204,053
   Calvert:
     Social Mid Cap
       Growth         $    3,831,715
   T. Rowe Price:
     Equity Income        22,064,333
   PBHG:
     Growth II             3,700,944
     Technology &
     Communications       14,734,541

5. Net Assets
   Net Assets at June 30, 2000 are:



                                                  AUL American Series Fund

                                                                                                   Tactical Asset
                               Equity             Money Market     Bond             Managed        Allocation

Proceeds from units sold       $ 14,155,810       $104,100,541     $18,569,821      $12,707,378    $ 5,813,483
Cost of units redeemed           (9,145,505)       (98,347,196)    (13,960,295)      (7,722,243)    (3,563,679)
Net investment income (loss)      2,988,694            952,511         777,887        2,204,841        440,861
Net realized gain (loss)            629,449                 (0)        (87,552)         125,036        162,987
Unrealized appreciation
(depreciation)                   (1,830,759)             3,261        (171,034)      (1,108,272)      (271,008)

                               $  6,797,689       $  6,709,117     $ 5,128,827      $ 6,206,740    $ 2,582,644


                                                  Fidelity

                               High Income        Growth           Overseas         Asset Manager  Index 500

Proceeds from units sold       $ 11,363,015       $ 34,370,067     $ 5,169,074      $28,169,804    $51,568,244
Cost of units redeemed           (6,633,160)       (12,945,664)     (2,443,565)     (11,437,248)   (20,857,070)
Net investment income (loss)      1,462,444          7,979,951         635,896        5,760,283      1,027,788
Net realized gain (loss)           (447,298)         3,115,145         299,177          903,444      6,134,693
Unrealized appreciation
   (depreciation)                  (747,479)         8,337,561         210,334         (641,248)    10,550,436

                               $  4,997,522       $ 40,857,060     $ 3,870,916      $22,755,035    $48,424,091


                               Fidelity                            American Century                Alger

                                                                   VP Capital       VP             American
                               Equity-Income      Contrafund       Appreciation     International  Growth

Proceeds from units sold       $ 20,276,584       $ 31,473,087     $ 5,078,747      $12,199,923    $49,696,869
Cost of units redeemed          (11,186,122)       (15,257,031)     (3,740,371)      (4,911,756)   (18,104,206)
Net investment income (loss)      2,663,081          4,529,208         231,445          203,109     12,780,627
Net realized gain (loss)          1,499,088          4,305,685        (215,359)         609,651      4,830,763
Unrealized appreciation
   (depreciation)                  (734,355)         2,140,870       1,004,239        1,500,188      6,854,885

                               $ 12,518,276       $ 27,191,819     $ 2,358,701      $ 9,601,115    $56,058,938


                               Calvert            T. Rowe Price    PBHG

                               Social Mid Cap                                       Technology &
                               Growth             Equity Income    Growth II        Communications

Proceeds from units sold       $  4,668,662       $ 37,672,650     $ 6,770,934      $20,451,946
Cost of units redeemed           (2,010,271)       (22,318,065)     (4,005,541)      (9,098,989)
Net investment income (loss)        802,593          3,740,099         (44,119)        (180,853)
Net realized gain (loss)            370,731          2,969,649         979,670        3,562,437
Unrealized appreciation
   (depreciation)                   453,026         (1,693,801)        411,937        5,855,638

                               $  4,284,741       $ 20,370,532     $ 4,112,881      $20,590,179


American United Life Insurance Company
        One American Square
        P.O. Box 368
        Indianapolis, Indiana 46206-0368
        www.aul.com

7-13971B (6/00)